Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurements
Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis

	Fair Value Measurements as of December 31, 2012
	Total	Level 1	Level 2	Level 3
	(in thousands)
Cash equivalents:
Money market securities	$304,159	$304,159	$—	$—
Fuel derivative contracts:
Crude oil call options	13,094	—	13,094	—

Total assets measured at fair value	$317,253	$304,159	$13,094	$—

Fuel derivative contracts:
Crude oil put options	$397	$—	$397	$—

Total liabilities measured at fair value	$397	$—	$397	$—

	Fair Value Measurements as of December 31, 2011
	Total	Level 1	Level 2	Level 3
	(in thousands)
Cash equivalents:
Money market securities	$208,594	$208,594	$—	$—
Fuel derivative contracts:
Crude oil call options	1,511	—	1,511	—
Crude oil collars	231	—	231	—
Heating oil call options	170	—	170	—
Heating oil collars	628	—	628	—

Total assets measured at fair value	$211,134	$208,594	$2,540	$—

Fuel derivative contracts:
Crude oil collars	$90	$—	$90	$—
Heating oil collars	427	—	427	—

Total liabilities measured at fair value	$517	$—	$517	$—

Schedule of reconciliation of assets measured at fair value on a recurring basis using unobservable inputs (Level 3)

Auction rate securities (Level 3)*
(in thousands)
Balance as of December 31, 2009	$29,921
Sale of long-term investments	(26,672)
Redemption	(4,075)
Accretion of discount	844
Realized net gains (losses):
Included in earnings	1,168
Reclassified from other comprehensive income	(1,186)

Balance as of December 31, 2010	$—

*
As of December 31, 2012, 2011 and 2010, there were no assets measured at fair value on a nonrecurring basis using unobservable inputs (Level 3).